ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net income attributable to shareholders of the Company	¥ 4,268,577	$ 601,218	¥ 4,005,568	¥ 5,764,513
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustment	17,118	2,411	59,157	(36,541)
Other comprehensive (loss) income	17,118	2,411	59,157	(36,541)
Total comprehensive income	4,285,695	603,629	4,064,725	5,727,972
Comprehensive income attributable to ordinary shareholders	4,302,454	605,989	4,083,330	5,745,184
360 Finance, Inc | Reportable legal entities
Net income attributable to shareholders of the Company	4,285,336	603,578	4,024,173	5,781,725
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustment	17,118	2,411	59,157	(36,541)
Other comprehensive (loss) income	17,118	2,411	59,157	(36,541)
Total comprehensive income	4,302,454	605,989	4,083,330	5,745,184
Comprehensive income attributable to ordinary shareholders	¥ 4,302,454	$ 605,989	¥ 4,083,330	¥ 5,745,184